Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Fair Value Measurements (Details) - Fair value measurements on recurring basis - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Fair value of marketable securities
Cash equivalents (including restricted)	$ 1,278,971	$ 60,677
Debt securities	132,593	390
U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities	22,476	390
Commercial paper
Fair value of marketable securities
Debt securities	101,959
Corporate securities
Fair value of marketable securities
Debt securities	8,068
Other
Fair value of marketable securities
Debt securities	90
Level 1
Fair value of marketable securities
Cash equivalents (including restricted)	172,025	60,677
Debt securities	22,476	390
Level 1 | U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities	22,476	$ 390
Level 2
Fair value of marketable securities
Cash equivalents (including restricted)	1,106,946
Debt securities	110,117
Level 2 | Commercial paper
Fair value of marketable securities
Debt securities	101,959
Level 2 | Corporate securities
Fair value of marketable securities
Debt securities	8,068
Level 2 | Other
Fair value of marketable securities
Debt securities	$ 90